Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

25.Related party transactions

During the year ended December 31, 2020 and 2019, the Company concluded the following transactions with related parties:

As of January 1, 2020, a lease for rent of a property with a trust whose beneficiary is the controlling shareholder and CEO of the Company was modified and extended for five years. The modified agreement included a requirement to prepay the rent amount of $1,178,530. As at December 31, 2020 the right-of-use asset and the lease liabilities amount to 1,328,557 and 221,496 respectively (2019 – 1,350,487 and 1,218,958). In 2020, property taxes for an amount of $258,042 (2019‑ 266,581) were charged to the Company.  In return for the modification of the lease agreement, a 2020 convertible loan of $903,000 from a trust whose beneficiary is the controlling shareholder and CEO of the Company, was converted into 3,225,000 common shares of the Company.

These expenses are recorded in captions cost of sales and selling and general in the statement of comprehensive income (loss).

An amount of $58,050 (December 31, 2019 - $Nil), of interest payable and an accretion amount of $Nil (December 31, 2019 - $Nil), were accrued on the 2020 convertible loan of $903,000 from a trust whose beneficiary is the controlling shareholder and CEO of the Company.

A balance due to the controlling shareholder and CEO of the Company amounted to $72,188 (2019 - $214,470) for expense report, salary and vacation payable and is included in accounts payable and accrued liabilities.

An amount of $17,937 (2019 - $53,317), of interest accretion was expensed in net financing costs in the year on the loan of $295,000 from the controlling shareholder and CEO of the Company. A balance due of $Nil is included in accounts payable and accrued liabilities.

The key management personnel of the Company are the members of the Board of Directors and certain officers. Total compensation to key management consisted of the following:

	2020	2019
	$	$
Salaries – key management	2,148,420	723,000
Pension contributions	18,529	10,960
Fees – Board of Directors	150,000	110,750
Share-based compensation – officers	1,989,144	13,473
Share-based compensation – Board of Directors	846,410	89,025
Other benefits – key management	544,402	58,412
Total compensation	5,696,905	1,005,620

The Company has added three employees in key management in 2020.